Related party balances and transactions	12 Months Ended
Dec. 31, 2024
Related party balances and transactions
Related party balances and transactions

27       Related party balances and transactions

Corporación América Airports S.A. is controlled by ACI Airports S.à r.l., which is controlled by Corporación América International S.à r.l. (previously denominated America Corporation International S.à r.l.), both of which are Luxembourg based companies.

Corporación América International S.à r.l. is controlled by Southern Cone Foundation (CAAP’s ultimate parent company), a foundation created under the laws of Liechtenstein, having its corporate domicile in Vaduz. The foundation’s purpose is to manage its assets through the decisions adopted by its independent board of directors. The potential beneficiaries of this foundation are members of the Eurnekian family and religious, charitable and educational institutions. Interests in subsidiaries are set out in Note 2.B.

Transactions and balances with “Associates” are those carried out with entities over which CAAP exerts significant influence in accordance with IFRS, but does not have control. Transactions and balances with related parties, which are not associates and are not consolidated are disclosed as “Other related parties”. The Group receives services from related parties, such as internal audit, management control, financial assistance, technology outsourcing services and construction services.

27       Related party balances and transactions (Cont.)

Summary of balances with related parties are:

	At December 31,
	2024	2023
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	2,379	4,200
Trade receivables with other related parties	2,734	962
Other receivables with associates	—	58
Other receivables with other related parties	9,239	9,257
Other financial assets with associates	3,260	3,108
Other financial assets with other related parties(*)	44,637	28,327
Trade payables to associates	(1,123)	(2,765)
Trade payables to other related parties	(3,877)	(2,501)
	57,249	40,646
(b) Other liabilities
Other liabilities to associates(**)	(13,813)	(15,539)
Other liabilities to other related parties	(1,237)	(2,425)
	(15,050)	(17,964)
(c) Other balances
Cash at banks in other related parties	34,102	23,249
	34,102	23,249

(*) As of December 31, 2024 mainly includes a loan and time deposits to other related parties amounting to USD 15.1 million and USD 25.0 million respectively (USD 14.8 million and USD 10.1 million respectively as of December 31, 2023). As of December 31, 2024, the loan accrues interests at a fixed annual rate of 7.0%, and matures in December 2025. Regarding the time deposits total approximately USD 5.0 million have been set in Armenian Drams accruing interests at a fixed annual rate of 9.6%, maturing in August 2025, while USD 10.0 million accrues interests at a fixed annual rate of 5.0%, maturing in January 2027 and the remaining USD 10.0 million accrues interests at a fixed annual rate of 4.5%, maturing in July 2027

(**) Includes deferred income from associates.

Summary of transactions with related parties are:

	For the year ended December 31,
	2024	2023	2022
Transactions
Aeronautical/Commercial revenue	27,120	14,267	9,957
Fees	(13,066)	(10,300)	(7,266)
Interest accruals	1,855	660	1,240
Acquisition of goods and services	(31,124)	(22,955)	(22,278)
Compensation to the Group’s key staff	(4,871)	(4,249)	(3,806)
Others	(2,593)	(4,198)	(4,367)

The Group leases buildings to other related parties, which are recognized under the scope of IFRS 16 and accounted in Lease liabilities line for an amount of USD 4,677 as of December 31, 2024 (USD 6,973 as of December 31, 2023). Additionally, the Group has variable equipment leases with other related parties that are excluded from the lease liability according to IFRS 16. Transactions related to those leases are included in Acquisition of goods and services line for an amount of USD 5,969 (USD 5,433 as of December 31, 2023).

27       Related party balances and transactions (Cont.)

As of December 31, 2024 the Group acquired from other related parties the non - controlling participation of CASA for USD 30,949 described in note 25.e.